Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 12. Related Party Transactions

John Pappajohn, a member of the Board of Directors and stockholder, personally guarantees our revolving line of credit with Wells Fargo Bank. As consideration for his guarantee, as well as each of the eight extensions of this facility through June 30, 2013, Mr. Pappajohn received warrants to purchase an aggregate of 1,051,506 shares of common stock of which Mr. Pappajohn assigned warrants to purchase 284,000 shares of common stock to certain third parties. Warrants to purchase 395,825 shares of common stock have been exercised by Mr. Pappajohn through June 30, 2013. After adjustment pursuant to the terms of the warrants in conjunction with our IPO, the number of these warrants outstanding retained by Mr. Pappajohn was 585,645 at $15.00 per share and 44,288 at $4.00 per share.

In addition, John Pappajohn also has loaned us an aggregate of $6,750,000. In connection with these loans, Mr. Pappajohn received warrants to purchase an aggregate of 202,630 shares of common stock. After adjustment pursuant to the terms of the warrants in conjunction with our IPO, the number of warrants outstanding was 436,079 at $15.00 per share at June 30, 2013.

As of June 30, 2013 we had $1.5 million outstanding under a Credit Agreement dated as of December 21, 2011, as amended and restated as of February 13, 2012. Andrew Pecora (indirectly through an investment company), a member of our board of directors, and NNJCA, a limited liability company of which Dr. Pecora is a member originally provided $1.5 million and $500,000 of financing, respectively. On April 10, 2013, NNJCA converted $500,000 of its outstanding indebtedness into 50,000 shares of our common stock at the IPO price of $10.00 per share concurrent with our IPO.

The loan bears an annual interest rate equal to the prime rate plus 6.25% (9.50% at June 30, 2013) with the remaining $1.5 million maturing August 15, 2013. We had accrued a fee due to Pecora and NNJCA of $130,000 of which $50,527 was paid upon conversion of the notes. The loan is secured by all of our assets, including our intellectual property, subject to prior first and second liens in favor of Wells Fargo Bank and DAM Holdings, LLC (“DAM”). Pursuant to an intercreditor agreement, the lenders have agreed that all amounts due to DAM are to be paid prior to payment to the lenders under this Credit Agreement, but that as between such lenders, following an event of default, all of the security granted by us is to be applied first to repay obligations due to Dr. Pecora and NNJCA, and then to Mr. Pappajohn after they have been paid in full. As Mr. Pappajohn has guaranteed the Wells Fargo debt, in essence under the intercreditor agreement, NNJCA and Dr. Pecora will be junior only to DAM.

On May 19, 2006, we issued a convertible promissory note in favor of our Chairman and founder, Dr. Chaganti, the holder, which obligates us to pay the holder the sum of $100,000, together with interest at the rate of 8.5% per annum, due April 1, 2014. Interest expense for the six months ended June 30, 2013 and 2012 totaled $2,357 and $4,200, respectively. (see Note 4 for additional information regarding the conversion of the promissory note into common stock concurrent with our IPO on April 10, 2013.). Pursuant to a consulting and advisory agreement, Dr. Chaganti also received options to purchase a total of 36,000 shares of common stock at price of $10.00 per share which vested over a two year period. Total non-cash stock-based compensation recognized under the consulting agreement for the six months ended June 30, 2013 and 2012 were $54,650 and $254,500, respectively. Additionally, we entered into a three-year consulting agreement with Dr. Chaganti expiring on September 30, 2013 pursuant to which Dr. Chaganti receives $5,000 per month for providing consulting and technical support services. Total expenses for each of the six month periods ended June 30, 2013 and 2012 were $30,000.

On August 15, 2010, we entered into a two-year consulting agreement with Dr. Pecora, a member of our board of directors, pursuant to which Dr. Pecora received $5,000 per month for providing consulting and advisory services. Dr. Pecora also received stock options under the consulting and advisory agreement to purchase a total of 12,000 shares of common stock at price of $10.00 per share which vested over a two year period. The cash component of this agreement was terminated by mutual consent in 2011. Total non-cash stock-based compensation recognized under the consulting agreement for the six months ended June 30, 2013 and 2012 were $0 and $112,320, respectively.

In August 2010, we entered into a consulting agreement with Equity Dynamics, Inc., an entity controlled by John Pappajohn, pursuant to which Equity Dynamics, Inc. receives a monthly fee of $10,000 plus reimbursement of expenses. Total consulting fees for each of the six month periods ended June 30, 2013 and 2012 were $60,000. As of June 30, 2013, we owed Equity Dynamics, Inc. $86,917.

Note 17. Related Party Transactions

John Pappajohn, a member of the Board of Directors and stockholder, personally guarantees our revolving line of credit with Wells Fargo Bank. As consideration for his guarantee, as well as each of the eight extensions of this facility through December 31, 2012, Mr. Pappajohn received warrants to purchase an aggregate of 1,051,506 shares of common stock (See Notes 6 and 12).

In addition, John Pappajohn also has loaned us an aggregate of $6,750,000. In connection with these loans, Mr. Pappajohn received warrants to purchase an aggregate of 196,159 shares of common stock. In October 2012, we recorded a debt and warrant restructuring charge of $2,319,512 related to our loan with Mr. Pappajohn and Mr. Oman and warrants with Mr. Pappajohn (See Notes 6 and 12).

On May 19, 2006, we issued a convertible promissory note in favor of our Chairman and founder, Dr. Chaganti, the holder, which obligates us to pay the holder the sum of $100,000, together with interest at the rate of 8.5% per annum, on demand of the holder. Interest expense totaled $8,400, $8,400, and $8,416 for the years ended December 31, 2012, 2011, and 2010, respectively. On September 7, 2011, the promissory note was amended to extend its due date to December 31, 2012 and to eliminate any equity conversion feature. In October 2012, we extended the maturity date until April 1, 2014 (see Note 6 for additional information and subsequent event).

On December 27, 2006, we issued a convertible promissory note in favor of our former Chief Executive Officer, the holder, which obligated us to pay the holder the sum of $40,000, together with interest at the rate of 8.5% per annum, on demand of the holder. Pursuant to the terms of the separation agreement between us, we issued a lump sum payment of $120,000 to the holder upon termination of his employment and the holder released us from any claims, including any claim for repayment of this note. Interest expense totaled $0, $0, and $1,407 for the years ended December 31, 2012, 2011, and 2010, respectively, and accrued interest totaled $0 as of December 31, 2012 and 2011, respectively.

On June 19, 2009, we entered into agreements with TSG Partners, LLC (“TSG”) pursuant to which TSG agreed to provide us with strategic consulting services. Our current Chief Executive Officer, Panna Sharma, was the managing partner, founder and majority owner of TSG and was actively involved in the consulting services provided pursuant to such consulting agreement. We compensated TSG an aggregate of $97,575 (excluding expenses) in 2010, and $0 in 2011 and 2012. On September 23, 2010, we entered into a three-month consulting agreement with TSG for a fixed fee of $60,000 ($45,000 of which was payable in cash and $15,000 was payable in warrants) plus up to $5,000 of expenses. As of December 31, 2012 and 2011, we had no amount due to TSG. The three-month consulting agreement between us and TSG was reduced in scope and a revised total payment of $22,500 (excluding expenses) was paid in cash and no warrants were issued. While Mr. Sharma retains a majority ownership position with TSG, pursuant to certain agreements between Mr. Sharma and TSG, Mr. Sharma did not and will not profit from the services provided under such agreement.

On January 10, 2010, we issued a convertible promissory note in favor of our Senior Scientific Officer, Dr. Houldsworth, the holder, which obligates us to pay the holder the sum of $55,000, together with interest at the rate of 5.5% per annum, on or before January 10, 2011. The $55,000 represents fees owed to Dr. Houldsworth pursuant to our consulting agreement with Dr. Houldsworth. We repaid the $55,000, plus interest in the amount of $970 in 2010.

On July 1, 2010, we entered into a one-year consulting agreement with Edmund Cannon, a member of our board of directors, pursuant to which Mr. Cannon received $2,000 per calendar quarter for providing consulting services to us in connection with our clinical lab business. The agreement was terminated in 2011. Total expense under the consulting agreement was $4,000 in each 2011 and 2010.

On August 15, 2010, we entered into a two-year consulting agreement with Dr. Pecora, a member of our board of directors, pursuant to which Dr. Pecora receives $5,000 per month for providing consulting and advisory services. Dr. Pecora also received stock options under the consulting and advisory agreement to purchase a total of 20,000 shares of common stock at price of $25.00 per share which vests over a two year period. Total expense for 2010 under the consulting agreement was $20,000 paid in cash and $27,200 expensed under the stock option plan. Total expense for 2011 under the consulting agreement was $45,000 paid in cash and $235,560 expensed under the stock option plan. The cash component of this agreement was terminated by mutual consent in August 2011. Total expenses for 2012 under the consulting agreement were $142,740 expensed under the stock option plan.

In August 2010, we entered into a consulting agreement with Equity Dynamics, Inc., an entity controlled by John Pappajohn, pursuant to which Equity Dynamics, Inc. receives a monthly fee of $10,000 plus reimbursement of expenses. Total expenses for 2012 under the consulting agreement were $120,000. As of December 31, 2012, we owed Equity Dynamics, Inc. $132,679.

On September 15, 2010, we entered into a three-year consulting agreement with Dr. Chaganti, our Chairman, pursuant to which Dr. Chaganti receives $5,000 per month for providing consulting and technical support services. In addition, Dr. Chaganti received a non-qualified stock option to purchase 60,000 shares of common stock at a purchase price of $25.00 per share vesting quarterly beginning October 1, 2010. Also pursuant to the consulting agreement, Dr. Chaganti assigned to us all rights to any inventions which he may invent during the course of rendering consulting services to us. In exchange for this assignment, if the USPTO issues a patent for an invention on which Dr. Chaganti is listed as an inventor, we are required to pay Dr. Chaganti (i) a one-time payment of $50,000 and (ii) 1% of any net revenues we receive from any licensed sales of the invention.

We issued 4,000 warrants to Mr. Thompson, a member of our Board of Directors in connection with the March 2011 line of credit agreement with DAM. These warrants were recorded as consulting expense at an initial estimated fair value of $69,000 and expire in March 2016.

In February 2012, we granted 28,235 warrants proportionately to Pecora and NNJCA upon their funding of $0.5 million and $1.5 million, respectively, under a new Credit Agreement. (See Notes 6 and 12) On May 15, 2012 and on August 14, 2012, we issued 4,706 of these warrants proportionately to Pecora and NNJCA (Notes 6 and 12). On October 15, 2012, Dr. Pecora and NNJCA agreed to surrender warrants to purchase an aggregate of 37,646 shares of our common stock issued in connection with this transaction in exchange for an amendment to increase the pre-payment penalties by $130,000.